Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Inventories

2. Inventories

At March 31, 2021 and December 31, 2020 inventories consisted of the following:

	March 31,	December 31,
	2021	2020
Raw materials	$945,883	$763,633
Work in process	215,507	173,043
Finished product	90,417	—
Total inventory	$1,251,807	$936,676
2. Inventories At December 31, 2020 and 2019 inventories consisted of the following:
	2020	2019

Raw materials	$763,633	$511,166
Work in process	173,043	192,990

Total inventory	$936,676	$704,156